Long Term Debt - Minimum Annual Principal Payments(Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
For the period [Abstract]
July 1, 2013 - June 30, 2014	$ 34,700,000
July 1, 2014 - June 30, 2015	22,700,000
July 1, 2015 - June 30, 2016	28,950,000
July 1, 2016 - June 30, 2017	104,700,000
July 1, 2017 - June 30, 2018	3,200,000
Thereafter	8,650,000
Total	$ 202,900,000	$ 216,250,000